UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-22216

            GAMCO Natural Resources, Gold & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                             Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                             Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

GAMCO Natural Resources, Gold & Income Trust

Semiannual Report — June 30, 2016

(Y)our Portfolio Management Team

To Our Shareholders,

For the six months ended June 30, 2016, the net asset value (“NAV”) total return of the GAMCO Natural Resources, Gold & Income Trust (the “Fund”) was 27.0%, compared with total returns of 2.4% and 115.5% for the Chicago Board Options Exchange (“CBOE”) Standard & Poor’s (“S&P”) 500 Buy/Write Index and the Philadelphia Gold & Silver (“XAU”) Index, respectively. The total return for the Fund’s publicly traded shares was 42.4%. The Fund’s NAV per share was $7.76, while the price of the publicly traded shares closed at $7.64 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2016.

Comparative Results

Average Annual Returns through June 30, 2016 (a) (Unaudited)					Since
	Year to Date	1 Year	3 Year	5 Year	Inception (01/27/11)
GAMCO Natural Resources, Gold & Income Trust
NAV Total Return (b)	26.96%	2.28%	(0.53)%	(5.76)%	(5.67)%
Investment Total Return (c)	42.36	14.26	1.44	(5.64)	(6.28)
CBOE S&P 500 Buy/Write Index	2.43	3.99	7.14	6.97	6.56
XAU Index	115.54	54.64	2.70	(13.46)	(12.28)
Dow Jones U.S. Basic Materials Index	8.56	(3.60)	6.49	1.56	2.07(d)
S&P Global Agribusiness Equity Index	3.90	(9.13)	3.35	2.56	2.07

(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The CBOE S&P 500 Buy/Write Index is an unmanaged benchmark index designed to reflect the return on a portfolio that consists of a long position in the stocks in the S&P 500 Index and a short position in a S&P 500 (SPX) call option. The XAU Index is an unmanaged indicator of stock market performance of large North American gold and silver companies. The Dow Jones U.S. Basic Materials Index measures the performance of the basic materials sector of the U.S. equity market. The S&P Global Agribusiness Equity Index is designed to provide exposure to twenty-four of the largest publicly traded agribusiness companies, comprised of a mix of Producers, Distributors & Processors, and Equipment & Materials Suppliers companies. Dividends are considered reinvested. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)	Total returns and average returns reflect changes in closing market values on the NYSE and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.

(d)	From January 31, 2011, the date closest to the Fund’s inception for which data is available.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2016:

GAMCO Natural Resources, Gold & Income Trust

Long Positions

Metals and Mining	50.8%
Energy and Energy Services	23.2%
U.S. Government Obligations	9.2%
Agriculture	6.7%
Specialty Chemicals	4.6%
Exchange Traded Funds	2.6%
Food and Beverage	1.5%
Health Care	1.4%

100.0%

Short Positions

Call Options Written	(12.6)%
Put Options Written	0.0%*

(12.6)%

*	Amount represents less than 0.05%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments — June 30, 2016 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 90.2%
	Agriculture — 6.7%
75,000	Archer Daniels Midland Co.(a)	$3,237,029	$3,216,750
20,000	Bunge Ltd.	1,756,100	1,183,000
42,000	Monsanto Co.(a)	4,681,867	4,343,220
51,000	Syngenta AG, ADR(a)	4,180,957	3,916,290

		13,855,953	12,659,260

	Energy and Energy Services — 22.8%
20,700	Anadarko Petroleum Corp.(a)	2,286,527	1,102,275
13,500	Apache Corp.(a)	1,226,880	751,545
4,500	Baker Hughes Inc.	329,670	203,085
30,000	BP plc, ADR	902,099	1,065,300
5,500	Cabot Oil & Gas Corp.(a)	210,894	141,570
13,800	Carrizo Oil & Gas Inc.†(a)	940,056	494,730
20,000	Cheniere Energy Inc.†	1,515,736	751,000
26,000	Chevron Corp.(a)	2,593,253	2,725,580
5,000	Concho Resources Inc.†(a)	597,874	596,350
20,000	ConocoPhillips	837,200	872,000
12,500	CONSOL Energy Inc.	377,750	201,125
13,000	Continental Resources Inc.†	290,626	588,510
14,800	Devon Energy Corp.(a)	1,050,338	536,500
22,500	Diamondback Energy Inc.†	1,975,425	2,052,225
40,000	Encana Corp.	866,800	311,600
42,000	Eni SpA	633,104	676,773
19,500	EOG Resources Inc.	1,608,820	1,626,690
80,000	Exxon Mobil Corp.	7,292,046	7,499,200
12,000	FMC Technologies Inc.†	351,515	320,040
31,500	Halliburton Co.(a)	1,381,495	1,426,635
10,500	Hess Corp.	585,235	631,050
19,500	Kinder Morgan Inc.	357,566	365,040
40,000	Marathon Petroleum Corp.(a)	2,320,400	1,518,400
4,800	Newfield Exploration Co.†	193,824	212,064
18,000	Noble Energy Inc.	776,550	645,660
10,500	Occidental Petroleum Corp.	799,781	793,380
17,000	Patterson-UTI Energy Inc.	593,370	362,440
11,800	Pioneer Natural Resources Co.(a)	1,721,820	1,784,278
30,000	Plains GP Holdings LP, Cl. A	718,260	312,900
120,000	Royal Dutch Shell plc, Cl. A	3,067,330	3,270,897
41,570	Schlumberger Ltd.(a)	3,359,974	3,287,356
60,900	Suncor Energy Inc.(a)	2,187,324	1,688,757
10,000	Sunoco LP	310,360	299,500
17,000	Superior Energy Services Inc.	420,279	312,970
39,000	The Williams Companies Inc.	2,204,450	843,570
37,500	Total SA, ADR	2,037,595	1,803,750
10,000	Valero Energy Corp.	707,800	510,000
55,000	Weatherford International plc†(a)	1,203,531	305,250

		50,833,557	42,889,995

	Exchange Traded Funds — 2.6%
24,700	SPDR Gold Shares†	2,949,681	3,125,044

Shares		Cost	Market Value

152,000	United States Oil Fund LP†	$1,370,715	$1,758,640

		4,320,396	4,883,684

	Food and Beverage — 1.5%
42,000	Tyson Foods Inc., Cl. A	2,723,929	2,805,180

	Health Care — 1.4%
56,300	Zoetis Inc.(a)	2,617,048	2,671,998

	Metals and Mining — 50.6%
95,000	Acacia Mining plc	371,430	570,503
210,600	Agnico Eagle Mines Ltd.(a)	7,460,059	11,267,100
175,000	Alacer Gold Corp.†	381,885	417,199
587,918	Alamos Gold Inc., Cl. A(a)	3,342,296	5,056,095
209,500	AngloGold Ashanti Ltd., ADR†(a)	3,276,044	3,783,570
135,000	Antofagasta plc	2,965,230	836,775
231,286	AuRico Metals Inc.†	123,086	182,598
100,600	Barrick Gold Corp.(a)	1,126,600	2,147,810
10,700	BHP Billiton Ltd., ADR(a)	834,435	305,592
370,200	Centerra Gold Inc.	2,008,608	2,206,386
334,300	Detour Gold Corp.†	4,290,742	8,362,999
805,000	Eldorado Gold Corp., New York(a)	5,495,934	3,622,500
73,200	Franco-Nevada Corp.(a)	4,400,362	5,567,592
100,028	Fresnillo plc	1,794,628	2,189,199
324,300	Gold Fields Ltd., ADR	1,356,117	1,589,070
525,000	Goldcorp Inc.(a)	11,622,003	10,043,250
385,500	Harmony Gold Mining Co. Ltd., ADR†	1,072,332	1,391,655
90,000	IAMGOLD Corp.†	378,900	372,600
10,000	Labrador Iron Ore Royalty Corp.	182,294	96,056
85,000	Newcrest Mining Ltd.†	1,140,519	1,473,050
118,500	Newmont Mining Corp.(a)	4,065,236	4,635,720
305,750	OceanaGold Corp.	621,816	1,166,723
112,500	Osisko Gold Royalties Ltd.	1,236,524	1,470,742
600,000	Perseus Mining Ltd.†	1,878,228	232,690
99,318	Randgold Resources Ltd., ADR(a)	8,176,864	11,127,589
41,700	Rio Tinto plc, ADR(a)	2,369,538	1,305,210
74,000	Royal Gold Inc.(a)	5,666,906	5,329,480
886,400	Saracen Mineral Holdings Ltd.†	389,509	951,953
200	Sibanye Gold Ltd., ADR	1,980	2,724
102,400	Silver Wheaton Corp.(a)	2,246,692	2,409,472
227,000	Tahoe Resources Inc.(a)	4,149,662	3,398,190
762,000	Torex Gold Resources Inc.†	835,194	1,362,452
10,000	US Silica Holdings Inc.	269,151	344,700

		85,530,804	95,219,244

	Specialty Chemicals — 4.6%
20,000	Agrium Inc.(a)	1,947,100	1,808,400
5,000	Air Liquide SA	642,219	521,918
30,000	CF Industries Holdings Inc.	1,242,000	723,000

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Specialty Chemicals (Continued)
7,400	E. I. du Pont de Nemours and Co.(a)	$497,174	$479,520
30,000	FMC Corp.(a)	1,854,150	1,389,300
136,200	Potash Corp. of Saskatchewan Inc.(a)	3,723,761	2,211,888
57,500	The Mosaic Co.(a)	3,297,427	1,505,350

		13,203,831	8,639,376

	TOTAL COMMON STOCKS	173,085,518	169,768,737

	CONVERTIBLE PREFERRED STOCKS — 0.4%
	Energy and Energy Services — 0.4%
15,700	Kinder Morgan Inc. 9.750%, Ser. A	769,300	766,945

	RIGHTS — 0.0%
	Metals and Mining — 0.0%
60,000	Perseus Mining Ltd., expire 07/15/16†	0	2,148

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.2%
	Metals and Mining — 0.2%
$ 400,000	B2Gold Corp.
	3.250%, 10/01/18	364,369	381,500

	U.S. GOVERNMENT OBLIGATIONS — 9.2%
17,285,000	U.S. Treasury Bills, 0.200% to 0.411%††, 07/07/16 to 11/03/16(b)	17,268,272	17,274,554

TOTAL INVESTMENTS — 100.0%		$191,487,459	188,193,884

CALL OPTIONS WRITTEN
(Premiums received $7,900,243)			(23,753,045)

PUT OPTIONS WRITTEN
(Premiums received $10,112)			(7,000)

Other Assets and Liabilities (Net)			(2,987,812)

NET ASSETS — COMMON STOCK
(20,811,268 common shares outstanding)			$161,446,027

NET ASSET VALUE PER COMMON SHARE
($161,446,027 ÷ 20,811,268 shares outstanding)			$7.76

Number of Contracts		Expiration Date/ Exercise Price	Market Value
	OPTIONS CONTRACTS WRITTEN (c) — (12.6)%
	Call Options Written — (12.6)%
1,620	Agnico Eagle Mines Ltd.	Aug. 16/34	$3,130,650
166	Agnico Eagle Mines Ltd.	Aug. 16/45	152,305
160	Agnico Eagle Mines Ltd.	Sep. 16/43	174,691
160	Agnico Eagle Mines Ltd.	Sep. 16/44	162,069
50	Agrium Inc.	Jul. 16/90	11,250
50	Agrium Inc.	Aug. 16/92.50	14,000
50	Agrium Inc.	Sep. 16/92.50	14,694
50	Agrium Inc.	Oct. 16/90	23,500
50	Air Liquide SA(d)	Jul. 16/100	666
500	Alacer Gold Corp.(e)	Jul. 16/3.50	968
1,690	Alamos Gold Inc.	Sep. 16/5	625,300
660	Alamos Gold Inc.	Sep. 16/6	173,666
660	Alamos Gold Inc.	Sep. 16/7.50	105,600
2,830	Alamos Gold Inc.	Oct. 16/7	569,254
1,000	Alamos Gold Inc.	Dec. 16/7.50	210,000
117	Anadarko Petroleum Corp.	Jul. 16/50	1,776
32	Anadarko Petroleum Corp.	Aug. 16/50	16,080
58	Anadarko Petroleum Corp.	Aug. 16/52.50	19,604
930	AngloGold Ashanti Ltd., ADR	Jul. 16/10	744,000
1,000	Anglogold Ashanti Ltd., ADR	Jul. 16/12	600,000
20	Antofagasta plc(f)	Jul. 16/600	0
70	Antofagasta plc(f)	Aug. 16/520	11,649
45	Antofagasta plc(f)	Sep. 16/480	11,268
50	Apache Corp.	Jul. 16/50	29,200
42	Apache Corp.	Aug. 16/60	5,040
43	Apache Corp.	Sep. 16/57.50	12,771
250	Archer-Daniels-Midland Co.	Jul. 16/44	3,000
250	Archer-Daniels-Midland Co.	Aug. 16/44	25,000
200	Archer-Daniels-Midland Co.	Sep. 16/43	30,000
50	Archer-Daniels-Midland Co.	Sep. 16/44	6,400
45	Baker Hughes Inc.	Oct. 16/46	14,400
6	Barrick Gold Corp.	Jul. 16/8	7,800
150	Barrick Gold Corp.	Jul. 16/16	79,500
360	Barrick Gold Corp.	Jul. 16/17	156,960
209	Barrick Gold Corp.	Jul. 16/18	71,060
400	Barrick Gold Corp.	Jan. 17/8	518,000
127	BHP Billiton Ltd., ADR	Aug. 16/25	52,705
200	BP plc, ADR	Jul. 16/34	36,000
100	Bunge Ltd.	Jul. 16/67.50	500
100	Bunge Ltd.	Oct. 16/60	29,250
55	Cabot Oil & Gas Corp.	Jul. 16/25	7,095
100	Carrizo Oil & Gas Inc.	Jul. 16/35	17,000
38	Carrizo Oil & Gas Inc.	Oct. 16/40	10,070
1,234	Centerra Gold Inc.(e)	Jul. 16/8	14,327
168	Centerra Gold Inc.(e)	Aug. 16/8	5,852
900	Centerra Gold Inc.(e)	Aug. 16/9	13,932
500	Centerra Gold Inc.(e)	Oct. 16/9	15,480
900	Centerra Gold Inc.(e)	Jan. 17/8	69,662

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

Number of Contracts		Expiration Date/ Exercise Price	Market Value

	OPTIONS CONTRACTS WRITTEN (c) (Continued)
	Call Options Written (Continued)
25	CF Industries Holdings Inc.	Jul. 16/32.50	$ 150
75	CF Industries Holdings Inc.	Jul. 16/35	375
25	CF Industries Holdings Inc.	Aug. 16/32.50	432
75	CF Industries Holdings Inc.	Aug. 16/40	300
100	CF Industries Holdings Inc.	Sep. 16/32.50	3,819
60	Cheniere Energy Inc.	Jul. 16/45	240
70	Cheniere Energy Inc.	Aug. 16/42.50	5,110
70	Cheniere Energy Inc.	Sep. 16/40	13,650
160	Chevron Corp.	Jul. 16/100	77,280
100	Chevron Corp.	Aug. 16/105	26,300
25	Concho Resources Inc.	Aug. 16/125	9,750
25	Concho Resources Inc.	Sep. 16/110	33,750
67	Conocophillips	Jul. 16/47	871
100	ConocoPhillips	Aug. 16/47.50	6,900
33	Conocophillips	Sep. 16/45	7,272
125	CONSOL Energy Inc.	Jul. 16/11	61,563
70	Continental Resources Inc.	Sep. 16/32	96,600
60	Continental Resources Inc.	Jan. 17/22.50	141,000
900	Detour Gold Corp.(e)	Jul. 16/16	1,135,493
700	Detour Gold Corp.(e)	Jul. 16/26	345,408
1,450	Detour Gold Corp.(e)	Sep. 16/27	718,294
400	Detour Gold Corp.(e)	Jan. 17/17	488,409
50	Devon Energy Corp.	Jul. 16/32.50	19,875
50	Devon Energy Corp.	Jul. 16/36	6,950
75	Diamondback Energy Inc.	Jul. 16/87.50	35,625
75	Diamondback Energy Inc.	Aug. 16/87.50	48,000
75	Diamondback Energy Inc.	Sep. 16/87.50	57,000
74	Ei du Pont de Nemours & Co.	Jul. 16/57.50	45,880
4,000	Eldorado Gold Corp.	Jul. 16/3	590,000
3,050	Eldorado Gold Corp.	Sep. 16/5.60	70,364
3,500	Eldorado Gold Corp.	Oct. 16/5.50	105,000
220	Encana Corp.	Jul. 16/8	6,380
180	Encana Corp.	Oct. 16/10	7,200
28	Eni SpA(d)	Jul. 16/13.50	14,079
28	Eni SpA(d)	Aug. 16/13.50	17,124
28	Eni SpA(d)	Sep. 16/13.50	18,990
40	EOG Resources Inc.	Jul. 16/80	16,000
25	EOG Resources Inc.	Jul. 16/83.50	4,275
40	EOG Resources Inc.	Aug. 16/80	15,680
25	EOG Resources Inc.	Aug. 16/83.50	9,800
65	EOG Resources Inc.	Sep. 16/83.50	31,350
51	Exxon Mobil Corp.	Jul. 16/80	67,958
99	Exxon Mobil Corp.	Jul. 16/90	38,808
50	Exxon Mobil Corp.	Jul. 16/92.50	8,750
150	Exxon Mobil Corp.	Aug. 16/90	66,750
50	Exxon Mobil Corp.	Aug. 16/92.50	13,350
400	Exxon Mobil Corp.	Sep. 16/90	164,488
150	FMC Corp.	Jul. 16/45	29,700

Number of Contracts		Expiration Date/ Exercise Price	Market Value

150	FMC Corp.	Aug. 16/50	$ 18,000
40	FMC Technologies Inc.	Jul. 16/31	1,000
40	FMC Technologies Inc.	Aug. 16/30	1,500
40	FMC Technologies Inc.	Oct. 16/31	2,600
270	Franco-Nevada Corp.	Jul. 16/47.50	729,559
100	Franco-Nevada Corp.	Jul. 16/75	28,500
230	Franco-Nevada Corp.	Sep. 16/70	180,511
132	Franco-Nevada Corp.	Oct. 16/55	279,840
450	Gold Fields Ltd., ADR	Jul. 16/3	85,725
750	Gold Fields Ltd., ADR	Jan. 17/3	224,250
1,250	Gold Fields Ltd., ADR	Jan. 17/4	165,000
1,000	Gold Fields Ltd., ADR	Jan. 17/5	81,000
2,000	Goldcorp Inc.	Jul. 16/18	288,000
2,200	Goldcorp Inc.	Aug. 16/19	316,800
775	Goldcorp Inc.	Oct. 16/17	237,925
275	Goldcorp Inc.	Oct. 16/18	68,750
100	Halliburton Co.	Jul. 16/41	42,000
100	Halliburton Co.	Aug. 16/41	49,750
110	Halliburton Co.	Sep. 16/43	41,800
1,400	Harmony Gold Mining Co. Ltd., ADR	Aug. 16/2	233,800
1,000	Harmony Gold Mining Co. Ltd., ADR	Dec. 16/3	100,590
35	Hess Corp.	Jul. 16/55	18,900
35	Hess Corp.	Aug. 16/55	23,520
35	Hess Corp.	Sep. 16/55	25,165
300	IAMGOLD Corp.	Jul. 16/4	10,200
300	IAMGOLD Corp.	Aug. 16/4	14,100
300	IAMGOLD Corp.	Sep. 16/4	18,900
170	Icahn Enterprises LP	Jul. 16/21	2
100	Industrias Penoles SAB de CV(f)	Sep. 16/1080	694,051
65	Kinder Morgan Inc.	Jul. 16/17	11,310
65	Kinder Morgan Inc.	Aug. 16/17	12,870
65	Kinder Morgan Inc.	Sep. 16/17	13,650
53	Marathon Petroleum Corp.	Jul. 16/40	3,180
80	Marathon Petroleum Corp.	Jul. 16/42.50	1,600
133	Marathon Petroleum Corp.	Aug. 16/40	19,418
133	Marathon Petroleum Corp.	Sep. 16/40	22,881
125	Monsanto Co.	Jul. 16/105	32,000
90	Monsanto Co.	Sep. 16/110	40,860
125	Monsanto Co.	Oct. 16/95	162,500
192	The Mosaic Co.	Jul. 16/29.50	2,880
192	The Mosaic Co.	Aug. 16/30	9,792
77	The Mosaic Co.	Sep. 16/30	6,006
115	The Mosaic Co.	Sep. 16/36	2,070
425	Newcrest Mining Ltd.(g)	Aug. 16/22	69,343
425	Newcrest Mining Ltd.(g)	Sep. 16/20	124,716
16	Newfield Exploration Co.	Jul. 16/37	11,520
16	Newfield Exploration Co.	Aug. 16/37	12,560

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

Number of Contracts		Expiration Date/ Exercise Price	Market Value

	OPTIONS CONTRACTS WRITTEN (c) (Continued)
	Call Options Written (Continued)
16	Newfield Exploration Co.	Sep. 16/37	$12,800
230	Newmont Mining Corp.	Aug. 16/30	201,825
230	Newmont Mining Corp.	Aug. 16/31	181,125
400	Newmont Mining Corp.	Sep. 16/25	569,000
400	Newmont Mining Corp.	Sep. 16/27	494,000
60	Noble Energy Inc.	Jul. 16/35	9,000
60	Noble Energy Inc.	Aug. 16/35	14,250
60	Noble Energy Inc.	Sep. 16/35	19,675
36	Occidental Petroleum Corp.	Jul. 16/75	5,076
34	Occidental Petroleum Corp.	Aug. 16/75	9,214
35	Occidental Petroleum Corp.	Sep. 16/75	10,894
530	Osisko Gold Royalties Ltd.(e)	Jul. 16/16	42,049
95	Osisko Gold Royalties Ltd.(e)	Aug. 16/18	3,860
500	Osisko Gold Royalties Ltd.(e)	Oct. 16/18	39,669
120	Patterson-UTI Energy Inc.	Jul. 16/20	17,700
50	Patterson-UTI Energy Inc.	Aug. 16/19	13,875
35	Pioneer Natural Resources Co.	Jul. 16/150	15,890
35	Pioneer Natural Resources Co.	Aug. 16/150	29,225
18	Pioneer Natural Resources Co.	Sep. 16/135	36,180
30	Pioneer Natural Resources Co.	Sep. 16/150	29,850
100	Plains GP Holdings LP	Jul. 16/11	2,000
50	Plains GP Holdings LP	Aug. 16/11	3,000
50	Plains GP Holdings LP	Aug. 16/12	1,625
100	Plains GP Holdings LP	Sep. 16/12	4,750
150	Potash Corp. Of Saskatchewan Inc.	Jul. 16/17	5,700
54	Potash Corp. Of Saskatchewan Inc.	Jul. 16/18	1,134
250	Potash Corp. Of Saskatchewan Inc.	Jul. 16/24	625
400	Potash Corp. Of Saskatchewan Inc.	Aug. 16/17	33,200
54	Potash Corp. Of Saskatchewan Inc.	Aug. 16/18	2,700
454	Potash Corp. Of Saskatchewan Inc.	Sep. 16/18	30,872
50	Randgold Resources Ltd., ADR	Sep. 16/92.50	105,000
800	Randgold Resources Ltd., ADR	Sep. 16/95	1,512,000
140	Rio Tinto plc, ADR	Jul. 16/37.50	4,200
200	Rio Tinto plc, ADR	Aug. 16/37.50	2,400
77	Rio Tinto plc, ADR	Oct. 16/32.50	12,705
40	Royal Dutch Shell plc(f)	Jul. 16/1800	109,216
40	Royal Dutch Shell plc(f)	Aug. 16/1700	150,459
120	Royal Gold Inc.	Sep. 16/70	73,984
620	Royal Gold Inc.	Oct. 16/70	471,820
44	Schlumberger Ltd.	Jul. 16/75	18,920
94	Schlumberger Ltd.	Jul. 16/80	8,742
138	Schlumberger Ltd.	Aug. 16/75	75,624

Number of Contracts		Expiration Date/ Exercise Price	Market Value

140	Schlumberger Ltd.	Sep. 16/78	$49,561
2	Sibanye Gold Ltd., ADR	Jul. 16/5	1,730
300	Silver Wheaton Corp.	Sep. 16/18	166,500
375	Silver Wheaton Corp.	Sep. 16/19	184,125
485	Silver Wheaton Corp.	Dec. 16/19	269,175
190	Silver Wheaton Corp.	Jan. 17/22	76,190
143	State Street Corp.	Aug. 16/97.50	227,370
200	Suncor Energy Inc.	Jul. 16/28	6,600
200	Suncor Energy Inc.	Aug. 16/28	18,200
200	Suncor Energy Inc.	Sep. 16/26	48,900
50	Sunoco LP	Sep. 16/40	1,125
85	Superior Energy Services Inc.	Jul. 16/15	26,775
85	Superior Energy Services Inc.	Sep. 16/15	32,300
750	Tahoe Resources Inc.	Jul. 16/12.50	176,250
783	Tahoe Resources Inc.	Aug. 16/12.50	211,408
735	Tahoe Resources Inc.	Sep. 16/12.50	207,638
130	The Williams Companies Inc.	Aug. 16/23	11,050
125	Total SA, ADR	Jul. 16/50	3,125
100	Total SA, ADR	Aug. 16/45	40,000
25	Total SA, ADR	Aug. 16/50	2,575
125	Total SA, ADR	Sep. 16/50	15,516
40	Tyson Foods Inc.	Jul. 16/64	8,600
100	Tyson Foods Inc.	Jul. 16/67.50	8,200
140	Tyson Foods Inc.	Aug. 16/64	41,369
140	Tyson Foods Inc.	Sep. 16/65	41,457
500	United States Commodities Fund LLC	Jul. 16/12	8,000
500	United States Commodities Fund LLC	Aug. 16/11.50	33,500
220	United States Commodities Fund LLC	Sep. 16/12	12,540
300	United States Commodities Fund LLC	Oct. 16/12	24,600
100	US Silica Holdings Inc.	Dec. 16/28	82,000
60	Valero Energy Corp.	Sep. 16/70	120
185	Weatherford International plc	Aug. 16/10	463
15	Weatherford International plc	Aug. 16/11	38
130	The Williams Companies Inc.	Jul. 16/30	390
70	Zoetis Inc.	Jul. 16/46	12,425
110	Zoetis Inc.	Jul. 16/47	11,550
180	Zoetis Inc.	Aug. 16/47	35,550
180	Zoetis Inc.	Sep. 16/47	43,067

	TOTAL CALL OPTIONS WRITTEN (Premiums received $7,900,243)		23,753,045

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

Number of Contracts		Expiration Date/ Exercise Price	Market Value

	OPTIONS CONTRACTS WRITTEN (c) (Continued)
	Put Options Written — (0.0)%
200	United States Commodities Fund LLC	Oct. 16/10	$7,000

	TOTAL PUT OPTIONS WRITTEN (Premiums received $10,112)		7,000

	TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received $7,910,355)		$23,760,045

(a)	Securities, or a portion thereof, with a value of $85,269,300 were deposited with the broker as collateral for options written.
(b)	At June 30, 2016, $12,200,000 of the principal amount was pledged as collateral for options written.
(c)	At June 30, 2016, the Fund had written Option Contracts with Pershing LLC and Morgan Stanley.
(d)	Exercise price denoted in Euros.
(e)	Exercise price denoted in Canadian dollars.
(f)	Exercise price denoted in British pence.
(g)	Exercise price denoted in Australian dollars.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

Geographic Diversification	% of Total Investments	Market Value

Long Positions
North America	77.8%	$146,401,625
Europe	14.6	27,589,453
South Africa	3.6	6,767,019
Latin America	2.4	4,470,355
Asia/Pacific	1.6	2,965,432

Total Investments	100.0%	$188,193,884

Short Positions
North America	(12.0)%	$(22,538,484)
Europe	(0.6)	(1,027,502)
Asia/Pacific	(0.1)	(194,059)

Total Investments	(12.7)%	$(23,760,045)

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Statement of Assets and Liabilities

June 30, 2016 (Unaudited)

Assets:
Investments, at value (cost $191,487,459)	$188,193,884
Foreign currency, at value (cost $69)	76
Cash	4,808
Receivable for investments sold	2,975,344
Dividends and interest receivable	98,804
Deferred offering expense	27,280
Prepaid expenses	2,119

Total Assets	191,302,315

Liabilities:
Call options written (premiums received $7,900,243)	23,753,045
Put options written (premiums received $10,112)	7,000
Payable to broker	737,911
Payable for investments purchased	5,052,097
Payable for investment advisory fees	130,771
Payable for payroll expenses	44,126
Payable for accounting fees	11,250
Other accrued expenses	120,088

Total Liabilities	29,856,288

Net Assets
(applicable to 20,811,268 shares outstanding)	$161,446,027

Net Assets Consist of:
Paid-in capital	$302,085,446
Accumulated net investment loss	(29,435)
Accumulated net realized loss on investments, written options, and foreign currency transactions	(121,465,958)
Net unrealized depreciation on investments	(3,293,575)
Net unrealized depreciation on written options	(15,849,690)
Net unrealized depreciation on foreign currency translations	(761)

Net Assets	$161,446,027

Net Asset Value per Common Share:
($161,446,027 ÷ 20,811,268 shares outstanding at $0.001 par value; unlimited number of shares authorized)	$7.76

Statement of Operations

For the Six Months Ended June 30, 2016 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $104,893)	$1,289,951
Interest	29,423

Total Investment Income	1,319,374

Expenses:
Investment advisory fees	738,068
Payroll expenses	64,469
Shareholder communications expenses	52,613
Legal and audit fees	47,082
Trustees’ fees	37,914
Accounting fees	22,500
Interest expense	13,636
Shareholder services fees	9,749
Custodian fees	3,703
Service fees for securities sold short	16,361
Miscellaneous expenses	28,005

Total Expenses	1,034,100

Less:
Expenses paid indirectly by broker (See Note 3)	(1,032)

Net Expenses	1,033,068

Net Investment Income	286,306

Net Realized and Unrealized Gain/(Loss) on Investments, Written Options, and Foreign Currency:
Net realized loss on investments	(58,375,280)
Net realized loss on written options	(1,121,259)
Net realized loss on foreign currency transactions	(2,389)

Net realized loss on investments, written options, and foreign currency transactions	(59,498,928)

Net change in unrealized appreciation/depreciation:
on investments	113,558,023
on written options	(19,357,888)
on foreign currency translations	(741)

Net change in unrealized appreciation/depreciation on investments, written options, and foreign currency translations	94,199,394

Net Realized and Unrealized Gain/(Loss) on Investments, Written Options, and Foreign Currency	34,700,466

Net Increase in Net Assets Resulting from Operations	$34,986,772

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Statement of Changes in Net Assets

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations:
Net investment income	$286,306	$361,898
Net realized loss on investments, written options, and foreign currency transactions	(59,498,928)	(24,868,185)
Net change in unrealized appreciation/depreciation on investments, written options, and foreign currency translations	94,199,394	(5,433,528)

Net Increase/(Decrease) in Net Assets Resulting from Operations	34,986,772	(29,939,815)

Distributions to Common Shareholders:
Net investment income	(350,026)*	(269,480)
Return of capital	(8,400,627)*	(17,399,009)

Total Distributions to Common Shareholders	(8,750,653)	(17,668,489)

Fund Share Transactions:
Net increase in net assets from common shares issued upon reinvestment of distributions	84,190	—
Net decrease from repurchase of common shares	(787,391)	(595,478)
Net decrease from costs charged to repurchase of common shares	(750)	—

Net Decrease in Net Assets from Fund Share Transactions	(703,951)	(595,478)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders	25,532,168	(48,203,782)

Net Assets Attributable to Common Shareholders:
Beginning of year	135,913,859	184,117,641

End of period (including undistributed net investment income of $0 and $34,285, respectively)	$161,446,027	$135,913,859

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012	Period Ended December 31, 2011(a)
Operating Performance:
Net asset value, beginning of year	$ 6.49		$ 8.75		$ 10.91	$ 13.93		$ 15.06	$ 19.06 (b)
Net investment income	0.01		0.02		0.02	0.06		0.11	0.02
Net realized and unrealized gain/(loss) on investments, written options, and foreign currency transactions	1.67		(1.44)		(1.10)	(1.58)		0.44	(2.76)
Total from investment operations	1.68		(1.42)		(1.08)	(1.52)		0.55	(2.74)
Distributions to Common Shareholders:
Net investment income	(0.02	)*	(0.01)		(0.02)	(0.06)		(0.10)	(0.05)
Net realized short term gains	—		—		—	—		(1.05)	(0.86)
Net realized long term gains	—		—		—	—		(0.04)	—
Return of capital	(0.40	)*	(0.83)		(1.06)	(1.44)		(0.49)	(0.35)
Total distributions to common shareholders	(0.42)		(0.84)		(1.08)	(1.50)		(1.68)	(1.26)
Fund Share Transactions:
Increase/(Decrease) in net asset value from common share transactions	0.01		0.00	(c)	—	(0.00	)(c)	0.00 (c)	0.00 (c)
Net Asset Value, End of Period	$ 7.76		$ 6.49		$ 8.75	$ 10.91		$ 13.93	$ 15.06
NAV total return†	26.96%		(17.57)%		(11.25)%	(11.22)%		3.90%	(15.00)%
Market value, end of period	$ 7.64		$ 5.73		$ 8.07	$ 10.02		$ 13.69	$ 13.44
Investment total return††	42.36%		(19.98)%		(10.48)%	(16.78)%		14.25%	(27.46)%
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$161,446		$135,914		$184,118	$229,675		$290,964	$310,777
Ratio of net investment income to average net assets	0.39	%(d)	0.21%		0.22%	0.51%		0.75%	0.10%
Ratio of operating expenses to average net assets	1.41	%(d)	1.36	%(e)	1.25%	1.22%		1.17%	1.17%
Portfolio turnover rate	71.3%		58.0%		101.5%	81.5%		51.6%	37.5%

†	Based on net asset value per share, adjusted for reinvestment of distributions at the net asset value per share on the ex-dividend dates. Total return for a period of less than one year is not annualized.
††	Based on market value per share, adjusted for reinvestment of distributions at prices obtained under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.
*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	The Fund commenced investment operations on January 27, 2011.
(b)	The beginning of period NAV reflects a $0.04 reduction of costs associated with the initial public offering.
(c)	Amount represents less than $0.005 per share.
(d)	Annualized.
(e)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2016 and the year ended December 31, 2015, there was no impact on the expense ratios.

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited)

1. Organization. The GAMCO Natural Resources, Gold & Income Trust (the “Fund”) is a non-diversified closed-end management investment company organized as a Delaware statutory trust on June 26, 2008 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Investment operations commenced on January 27, 2011.

The Fund’s primary investment objective is to provide a high level of current income from interest, dividends, and option premiums. The Fund’s secondary investment objective is to seek capital appreciation consistent with the Fund’s strategy and its primary objective. The Fund will attempt to achieve its objectives, under normal market conditions, by investing at least 80% of its assets in equity securities of companies principally engaged in the natural resources and gold industries. As part of its investment strategy, the Fund intends to generate current income from short term gains through an option strategy of writing (selling) covered call options of the equity securities in its portfolio. The Fund may invest in the securities of companies located anywhere in the world.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2016 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Other Significant Unobservable Inputs	Total Market Value at 6/30/16
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Metals and Mining	$93,746,194	$1,473,050	—	$95,219,244
Other(a)	74,549,493	—	—	74,549,493
Total Common Stocks	168,295,687	1,473,050	—	169,768,737
Rights(a)			$2,148	2,148
Convertible Preferred Stock (a)	766,945	—	—	766,945
Convertible Corporate Bonds (a)	—	381,500	—	381,500
U.S. Government Obligations	—	17,274,554	—	17,274,554
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$169,062,632	$19,129,104	—	$188,193,884
INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value):
EQUITY CONTRACTS:
Call Options Written	$(19,757,471)	$(3,995,574)	—	$(23,753,045)
Put Options Written	(7,000)	—	—	(7,000)
TOTAL INVESTMENTS IN SECURITIES – LIABILITIES	$(19,764,471)	$(3,995,574)	—	$(23,760,045)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have material transfers between Level 1, Level 2, and Level 3 during the six months ended June 30, 2016. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately as Deposit at brokers, in the Statement of Assets and Liabilities.

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2016, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon receipt or payment of a periodic payment or termination of swap agreements. During the six months ended June 30, 2016, the Fund held no investments in equity contract for difference swap agreements.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. The Fund primarily writes covered call or put options. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In the case of call options, the exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Option positions at June 30, 2016 are reflected within the Schedule of Investments.

The Fund’s volume of activity in equity options contracts during the six months ended June 30, 2016 had an average monthly market value of approximately $(14,681,329). Please refer to Note 4 for option activity during the six months ended June 30, 2016.

At June 30, 2016, the Fund’s derivative liabilities (by type) are as follows:

	Gross Amounts of Recognized Liabilities Presented in the Statement of Assets and Liabilities	Gross Amounts Available for Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities

Liabilities
Equity Written Options	$23,760,045	—	$23,760,045

The following table presents the Fund’s derivative liabilities by counterparty net of the related collateral segregated by the Fund as of June 30, 2016:

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount

Counterparty
Pershing LLC	$19,645,746	$(19,645,746)	—	—
Morgan Stanley	4,114,299	(4,114,299)	—	—
Total	$23,760,045	$(23,760,045)	—	—

As of June 30, 2016, the value of equity option positions can be found in the Statement of Assets and Liabilities, under Liabilities, Call options written and Put options written. For the six months ended June 30, 2016, the effect of equity option positions can be found in the Statement of Operations, under Net Realized and Unrealized Gain/(Loss) on Investments, Written Options, and Foreign Currency, within Net realized loss on written options and Net change in unrealized appreciation/depreciation on written options.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. During the six months ended June 30, 2016, there were no short sales outstanding. For the six months ended June 30, 2016, the Fund incurred $16,361 in service fees related to its investment positions sold short and held by the broker. The amount is included in the Statement of Operations under Expenses, Service fees for securities sold short.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Interest Expense. When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 110% of the 90 day Treasury Bill rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Distributions during the year may be made in excess of required distributions. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid during the year ended December 31, 2015 was as follows:

Ordinary income	$269,480
Return of capital	17,399,009

Total distributions paid	$17,668,489

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of December 31, 2015, the components of accumulated earnings/losses on a tax basis were as follows:

Accumulated capital loss carryforwards	$(48,941,675)
Net unrealized depreciation on investments, written options, and foreign currency translations	(122,706,316)
Qualified late year loss deferral*	(3,628,174)

Total	$(175,276,165)

*

Under the current law, qualified late year losses realized after October 31 and prior to the Fund’s year end may be elected as occurring on the first day of the following year. For the year ended December 31, 2015, the Fund elected to defer $2,158,652 and $5,772,255, and $14,571 of late year short term capital gains, long term capital losses, and late year ordinary losses, respectively.

At December 31, 2015, the Fund had net long term capital loss carryforwards for federal income tax purposes of $48,941,675 which are available to reduce future required distributions of net capital gains to shareholders for an unlimited period. These capital losses will retain their character as long term capital losses.

The following summarizes the tax cost of investments, written options, and the related net unrealized depreciation at June 30, 2016:

	Cost/ Premiums	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Investments	$204,097,478	$21,770,675	$(37,674,269)	$(15,903,594)
Written options	(7,910,355)	497,289	(16,346,979)	(15,849,690)

		$22,267,964	$(54,021,248)	$(31,753,284)

The Fund is required to evaluate tax positions expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2016, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2016, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Agreements and Transactions with Affiliates. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

During the six months ended June 30, 2016, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,032.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2016, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). For the six months ended June 30, 2016, the Fund paid or accrued $64,469 in payroll expenses in the Statement of Operations.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $3,000 plus $1,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended, the Audit Committee Chairman receives an annual fee of $3,000, the Nominating Committee Chairman and the Lead Trustee each receive an annual fee of $2,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2016, other than short term securities and U.S. Government obligations, aggregated $110,034,041 and $124,289,475 respectively.

Written options activity for the Fund for the six months ended June 30, 2016 was as follows:

	Number of Contracts	Premiums
Options outstanding at December 31, 2015	79,407	$7,402,167
Options written.	137,869	10,749,967
Options repurchased	(25,720)	(2,618,536)
Options Expired	(57,897)	(4,717,157)
Options Exercised	(24,370)	(2,906,086)

Options outstanding at June 30, 2016	109,289	$7,910,355

5. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase of its shares in the open market when the shares are trading at a discount of 10.0% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2016 and the year ended December 31, 2015, the Fund repurchased and retired 148,727 and 101,886 shares in the open market at a cost of $787,391 and $595,478 and average discount of approximately 14.61% and 13.72% from its NAV.

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Transactions in common shares of beneficial interest for the six months ended June 30, 2016 and the year ended December 31, 2015 were as follows:

	Six Months Ended June 30, 2016		Year Ended
	(Unaudited)		December 31, 2015
	Shares	Amount	Shares	Amount
Net increase from shares issued upon reinvestment of distributions	11,020	$84,190	—	—
Net decrease from repurchase of common shares	(148,727)	(787,391)	(101,886)	$(595,478)

Net decrease	(137,707)	$(703,201)	(101,886)	$(595,478)

6. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

7. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Shareholder Meeting – May 9, 2016 – Final Results

The Fund’s Annual Meeting of Shareholders was held on May 9, 2016 at the Greenwich Library in Greenwich, Connecticut. At that meeting, common shareholders elected James P. Conn, Vincent D. Enright, and Kuni Nakamura as Trustees of the Fund. A total of 16,218,670 votes, 16,217,933 votes, and 16,276,446 votes were cast in favor of these Trustees, and a total of 1,457,114 votes, 1,457,850 votes, and 1,399,338 votes were withheld for these Trustees, respectively.

Anthony J. Colavita, Frank J. Fahrenkopf, Jr., William F. Heitmann, Michael J. Melarkey, Anthonie C. van Ekris, and Salvatore J. Zizza continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

AUTOMATIC DIVIDEND REINVESTMENT

AND VOLUNTARY CASH PURCHASE PLANS

Enrollment in the Plan

It is the policy of GAMCO Natural Resources, Gold & Income Trust to automatically reinvest dividends payable to common shareholders. As a “registered” shareholder you automatically become a participant in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”). The Plan authorizes the Fund to credit common shares to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their share certificates to American Stock Transfer (“AST”) to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distributions in cash must submit this request in writing to:

GAMCO Natural Resources, Gold & Income Trust

c/o American Stock Transfer

6201 15th Avenue

Brooklyn, NY 11219

Shareholders requesting this cash election must include the shareholder’s name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan, may contact AST at (888) 422-3262.

If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of “street name” and re-registered in your own name. Once registered in your own name your distributions will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in “street name” at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

The number of common shares distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund’s common shares is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued common shares valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund’s common shares. The valuation date is the dividend or distribution payment date or, if that date is not a NYSE Amex trading day, the next trading day. If the net asset value of the common shares at the time of valuation exceeds the market price of the common shares, participants will receive common shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, AST will buy common shares in the open market, or on the NYSE Amex, or elsewhere, for the participants’ accounts, except that AST will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common shares exceeds the then current net asset value.

The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

Voluntary Cash Purchase Plan

The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to AST for investments in the Fund’s common shares at the then current market price. Shareholders may send an amount from $250 to $10,000. AST will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. AST will charge each shareholder who participates a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to American Stock Transfer, 6201 15th Avenue, Brooklyn, NY 11219 such that AST receives such payments approximately 10 days before the investment date. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by AST at least 48 hours before such payment is to be invested.

Shareholders wishing to liquidate shares held at AST must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address, and account number. The cost to liquidate shares is $1.00 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.

For more information regarding the Automatic Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Fund.

The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by AST on at least 90 days written notice to participants in the Plan.

GAMCO NATURAL RESOURCES, GOLD & INCOME TRUST

AND YOUR PERSONAL PRIVACY

Who are we?

The GAMCO Natural Resources, Gold & Income Trust (the “Fund”) is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a Fund shareholder?

When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●

Information about your transactions with us. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GAMCO NATURAL RESOURCES, GOLD & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Vincent Hugonnard-Roche joined GAMCO Investors, Inc. in 2000. He is Director of Quantitative Strategies, head of the Gabelli Risk Management Group, serves as a portfolio manager of Gabelli Funds, LLC, and manages several funds within the Gabelli/GAMCO Fund Complex. He received a Master’s degree in Mathematics of Decision Making from EISITI, France and an MS in Finance from ESSEC, France.

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (“NYSE”) that, as of June 8, 2016, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabeli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGNTX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares.

GAMCO NATURAL RESOURCES, GOLD

& INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

TRUSTEES

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer, Financial Security Assurance Holdings Ltd.

Vincent D. Enright

Former Senior Vice President & Chief Financial Officer,

KeySpan Corp.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

William F. Heitmann

Former Senior Vice President

of Finance,

Verizon Communications, Inc.

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary & Vice President

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

Carter W. Austin

Vice President

Molly A.F. Marion

Vice President & Ombudsman

David I. Schachter

Vice President & Ombudsman

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

The Bank of New York Mellon

COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

TRANSFER AGENT AND

REGISTRAR

American Stock Transfer and

Trust Company

GNT Q2/2016

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/16 through 01/31/16	Common - 113,740 Preferred - N/A	Common - $4.9847 Preferred - N/A	Common - 113,740 Preferred - N/A	Common - 20,948,975 -113,740 = 20,835,235 Preferred - N/A
Month #2 02/01/16 through 02/29/16	Common - 2,000 Preferred - N/A	Common - $5.72 Preferred - N/A	Common - 2,000 Preferred - N/A	Common - 20,835,235 – 2,000 = 20,833,235 Preferred - N/A
Month #3 03/01/16 through 03/31/16	Common - 32,987 Preferred - N/A	Common - $6.2995 Preferred - N/A	Common - 32,987 Preferred - N/A	Common - 20,833,235 - 32,987 = 20,800,248 Preferred - N/A
Month #4 04/01/16 through 04/30/16	Common - N/A Preferred - N/A	Common - N/A Preferred - N/A	Common - N/A Preferred - N/A	Common - 20,800,248 Preferred - N/A
Month #5 05/01/16 through 05/31/16	Common - N/A Preferred - N/A	Common - N/A Preferred - N/A	Common - N/A Preferred - N/A	Common - 20,800,248 Preferred - N/A
Month #6 06/01/16 through 06/30/16	Common - N/A Preferred - N/A	Common - N/A Preferred - N/A	Common - N/A Preferred - N/A	Common - 20,811,268 Preferred - N/A
Total	Common - 148,727 Preferred - N/A	Common - $5.5150 Preferred - N/A	Common - 148,727 Preferred - N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund’s quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.
b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 10% or more from the net asset value of the shares.

Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value of $25.00.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.
d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.
e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAMCO Natural Resources, Gold & Income Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/01/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/01/2016

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	9/01/2016

* Print the name and title of each signing officer under his or her signature.